Discontinued Operations - Summary of Business Consideration to Calculation of the Loss on Sale (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Apr. 25, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Net loss on sale of business		$ 22	$ (36)	$ 40
Discontinued Operations Disposed of By Sale [Member] | Cell Therapy Business [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Consideration received	$ 7,000
Transaction costs	(1,161)
Net cash proceeds	5,839
Carrying value of business and assets sold	12,145
Net loss on sale of business	$ 6,306